Preferred and Common Stock Warrants - Fair Value Assumptions (Details) - Series E-1 warrants	12 Months Ended
Dec. 31, 2016 $ / shares
Class of Warrant or Right [Line Items]
Fair value of Series E-1 redeemable convertible preferred stock (in dollars per share)	$ 20.46
Risk-free interest rate	0.70%
Expected term	9 months 18 days
Expected volatility	61.00%
Dividend yield	0.00%